Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Valuation allowance increase	$ 1,254,000	$ 954,000
Gross net operating loss (NOL)	$ 6,951,000
NOL carryforward, Description	In the event of a cumulative change in ownership in excess of 50% over a three-year period, the amount of the NOL carryforwards that the Company may utilize in any one year may be limited.
Net operating loss expiration date	From the total of the Company’s federal NOL of $6,951,000, $326,000 expires in 2037, and the remaining NOL has an indefinite carryover period.
Federal NOL amount	$ 6,951,000
Federal NOL amount one	$ 326,000
State NOL's amount	$6,951,000
Net operating loss expiration date one	expire from 2037 through 2040.
Description of economic security act	The CARES Act is an approximately $2 trillion emergency economic stimulus package that includes numerous U.S. federal income tax provisions, including the modification of: (i) net operating loss rules, (ii) the alternative minimum tax refund and (iii) business interest deduction limitations under Section 163(j) of the Internal Revenue Code of 1986, as amended, or the Code. The effects of this legislation will be taken into consideration in the period of enactment in 2020. The changes in federal tax will not have a material effect on the tax liability of the Company